Income Taxes - Schedule of Net Deferred Income Tax Assets and Net Deferred Income Tax Liability (Detail) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred ISR asset (liability):
Deferred income tax asset (liability)	$ (784,931)	$ (839,253)	$ (946,673)	$ (818,879)
Improvements to concession assets [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(1,905)	(2,008)	(2,209)	(2,466)
Accruals [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	14,458	16,238	16,586	14,461
Machinery, equipment and improvements on leased buildings [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(96,496)	(103,782)	(114,627)	(100,485)
Airport concessions [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(700,168)	(748,879)	(835,432)	$ (728,231)
Mexico [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	5,472,279	5,354,282	5,070,844
Mexico [Member] | Allowance for credit losses [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	10,636	7,209	8,267
Mexico [Member] | Machinery and equipment [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	46,723	37,645	31,854
Mexico [Member] | Improvements to concession assets [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	567,497	511,166	411,620
Mexico [Member] | Airport concessions and rights to use airport facilities [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	4,592,116	4,461,211	4,162,475
Mexico [Member] | Other acquired rights [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	139,268	130,776	118,215
Mexico [Member] | Other temporary differences [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	445	387	268
Mexico [Member] | Unused tax losses [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	113,257	170,990	233,965
Mexico [Member] | Employee benefits [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	27,805	27,257	20,898
Mexico [Member] | Accruals [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	14,024	12,966	9,469
Mexico [Member] | Unused tax credits [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)		25,342	94,259
Mexico [Member] | Derivative financial instruments [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(39,492)	(30,667)	(20,446)
Jamaica [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(784,931)	(839,253)	(946,673)
Jamaica [Member] | Improvements to concession assets [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(1,905)	(2,008)	(2,209)
Jamaica [Member] | Accruals [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	14,458	16,238	16,586
Jamaica [Member] | Machinery, equipment and improvements on leased buildings [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(96,496)	(103,782)	(114,627)
Jamaica [Member] | Airport concessions [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	(700,168)	(748,879)	(835,432)
Jamaica [Member] | Trade receivables [Member]
Deferred ISR asset (liability):
Deferred income tax asset (liability)	$ (820)	$ (822)	$ (10,991)